Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	6,029,371	4,847,384
Common stock, shares outstanding (in shares)	6,029,371	4,847,384
Related Party [Member]
Debt discounts, current	$ 431,854	$ 0
Debt discounts, non current	1,448,858	2,692,757
Nonrelated Party [Member]
Debt discounts, current	86,062	0
Debt discounts, non current	$ 135,962	$ 336,082